Segment Information	12 Months Ended
Mar. 31, 2012
Segment Information

23.    Segment Information

Operating segments are defined as components of an enterprise about which separate financial information is available that is regularly evaluated by the chief operating decision maker in deciding how to allocate resources and in assessing performance. The operating segments are managed separately as each segment represents a strategic business unit that offers different products and serves different markets.

KONAMI operates on a worldwide basis principally with the following four business segments:

1. Digital Entertainment:	Production, manufacture and sale of digital content and related products including Social games, Online games, Computer & Video Games, Amusement and Card Games.
2. Health & Fitness:	Operation of health and fitness clubs, and production, manufacture and sale of health and fitness related goods.
3. Gaming & Systems:	Development, manufacture, sale and service of gaming machines and the Casino Management System for overseas markets.
4. Pachinko & Pachinko Slot Machines:	Production, manufacture and sale of pachinko slot machines and LCDs units for pachinko machines.

Notes:

1.	“Corporate” primarily consists of administrative expenses of the Company.
2.	“Eliminations” primarily consists of eliminations of intercompany sales and of intercompany profits on inventories.
3.	Segment income (loss) is measured in a consistent manner with consolidated operating income, which is income before income taxes and equity in income of affiliates before other income (expenses). Expenses not directly associated with specific segments are allocated in a consistent manner which we believe is reasonable.
4.	Assets of each segment are defined as total assets, including derivative financial instruments, investments in affiliates, and deferred tax assets. Segment assets are based on those directly associated with each segment and those not directly associated with specific segments are allocated in a consistent manner which we believe is reasonable.
5.	Intersegment sales and revenues are generally recorded at values that represent arm’s-length fair value.

The following table presents segment revenue, segment operating income (loss), segment assets, segment depreciation and amortization and segment capital expenditures information. This information is derived from KONAMI’s management reports which have been prepared based on U.S. GAAP.

a.    Segment information

(1) Revenue and operating income (loss)

	(Millions of Yen)
Year ended March 31, 2010	Digital Entertainment	Health & Fitness	Gaming & Systems	Pachinko & Pachinko Slot Machines	Corporate and Eliminations	Consolidated
Net revenues:
External Customers	¥142,239	¥85,480	¥19,996	¥14,429	—	¥262,144
Intersegment	411	285	—	—	¥(696)	—

Total	142,650	85,765	19,996	14,429	(696)	262,144
Operating expenses	121,167	87,687	15,323	11,577	7,726	243,480

Operating income (loss)	¥21,483	¥(1,922)	¥4,673	¥2,852	¥(8,422)	¥18,664

	(Millions of Yen)
Year ended March 31, 2011	Digital Entertainment	Health & Fitness	Gaming & Systems	Pachinko & Pachinko Slot Machines	Corporate and Eliminations	Consolidated
Net revenues:
External Customers	¥132,474	¥85,661	¥21,868	¥17,985	—	¥257,988
Intersegment	650	250	—	2	¥(902)	—

Total	133,124	85,911	21,868	17,987	(902)	257,988
Operating expenses	116,099	88,456	15,420	11,788	5,434	237,197

Operating income (loss)	¥17,025	¥(2,545)	¥6,448	¥6,199	¥(6,336)	¥20,791

	(Millions of Yen)
Year ended March 31, 2012	Digital Entertainment	Health & Fitness	Gaming & Systems	Pachinko & Pachinko Slot Machines	Corporate and Eliminations	Consolidated
Net revenues:
External Customers	¥139,710	¥82,429	¥25,212	¥18,407	—	¥265,758
Intersegment	690	126	—	23	¥(839)	—

Total	140,400	82,555	25,212	18,430	(839)	265,758
Operating expenses	107,379	79,726	18,556	14,251	4,896	224,808

Operating income	¥33,021	¥2,829	¥6,656	¥4,179	¥(5,735)	¥40,950

	(Thousands of U.S. Dollars)
Year ended March 31, 2012	Digital Entertainment	Health & Fitness	Gaming & Systems	Pachinko & Pachinko Slot Machines	Corporate and Eliminations	Consolidated
Net revenues:
External Customers	$1,699,841	$1,002,908	$306,753	$223,957	—	$3,233,459
Intersegment	8,395	1,533	—	280	$(10,208)	—

Total	1,708,236	1,004,441	306,753	224,237	(10,208)	3,233,459
Operating expenses	1,306,472	970,021	225,770	173,391	59,569	2,735,223

Operating income	$401,764	$34,420	$80,983	$50,846	$(69,777)	$498,236

As further described in Note 8, non-cash restructuring and impairment charges of ¥1,950 million were included in the operating expenses of the Health & Fitness Segment for the years ended March 31, 2010

As further described in Note 9, non-cash earthquake related impairment charges and expenses of ¥4,358 million was included in the operating expenses of the Health & Fitness Segment and for the year ended March 31, 2011, and ¥71 million was included in the Pachinko & Pachinko Slot Machines Segment for the year ended March 31, 2011. In addition, gain on bargain purchase of ¥2,543 million was included in the operating expenses of Pachinko & Pachinko Slot Machines Segment for the year ended March 31, 2011.

(2) Segment assets, depreciation and amortization and capital expenditures

	(Millions of Yen)
Year ended March 31, 2010	Digital Entertainment	Health & Fitness	Gaming & Systems	Pachinko & Pachinko Slot Machines	Corporate and Eliminations	Consolidated
Assets	¥133,973	¥107,523	¥14,049	¥5,963	¥36,690	¥298,198
Depreciation and amortization	2,907	4,894	732	138	4,228	12,899
Capital expenditures	1,523	4,803	976	100	560	7,962

	(Millions of Yen)
Year ended March 31, 2011	Digital Entertainment	Health & Fitness	Gaming & Systems	Pachinko & Pachinko Slot Machines	Corporate and Eliminations	Consolidated
Assets	¥144,383	¥100,098	¥16,151	¥25,005	¥28,254	¥313,891
Depreciation and amortization	3,120	5,243	1,013	174	2,838	12,388
Capital expenditures	1,221	2,819	1,705	208	2,312	8,265

	(Millions of Yen)
Year ended March 31, 2012	Digital Entertainment	Health & Fitness	Gaming & Systems	Pachinko & Pachinko Slot Machines	Corporate and Eliminations	Consolidated
Assets	¥162,387	¥98,150	¥18,528	¥20,327	¥28,614	¥328,006
Depreciation and amortization	1,957	4,331	1,349	299	1,862	9,798
Capital expenditures	1,156	1,850	3,222	532	3,930	10,690
	(Thousands of U.S. Dollars)
Year ended March 31, 2012	Digital Entertainment	Health & Fitness	Gaming & Systems	Pachinko & Pachinko Slot Machines	Corporate and Eliminations	Consolidated
Assets	$1,975,751	$1,194,184	$225,429	$247,317	$348,145	$3,990,826
Depreciation and amortization	23,811	52,695	16,413	3,638	22,655	119,212
Capital expenditures	14,065	22,509	39,202	6,472	47,816	130,064

Corporate and eliminations primarily consist of eliminations of intercompany profits on inventories and assets for corporate headquarters, which primarily consist of cash and financial assets.

Capital expenditures include expenditures for acquisitions of tangible and intangible long-lived assets used in operations of each segment and are stated on an accrual basis.

b.    Geographic information

	(Millions of Yen)
Year ended March 31, 2010	Japan	United States	Europe	Asia/ Oceania	Total	Eliminations	Consolidated
Net revenues:
External Customers	¥198,500	¥33,743	¥23,682	¥6,219	¥262,144	—	¥262,144
Intersegment	14,272	3,805	89	669	18,835	¥(18,835)	—

Total	212,772	37,548	23,771	6,888	280,979	(18,835)	262,144
Operating expenses	199,427	33,845	22,598	6,560	262,430	(18,950)	243,480

Operating income	¥13,345	¥3,703	¥1,173	¥328	¥18,549	¥115	¥18,664

Property and equipment, net	¥60,345	¥1,739	¥93	¥257	¥62,434	—	¥62,434

	(Millions of Yen)
Year ended March 31, 2011	Japan	United States	Europe	Asia/ Oceania	Total	Eliminations	Consolidated
Net revenues:
External Customers	¥194,431	¥36,870	¥19,525	¥7,162	¥257,988	—	¥257,988
Intersegment	17,368	1,837	1,661	710	21,576	¥(21,576)	—

Total	211,799	38,707	21,186	7,872	279,564	(21,576)	257,988
Operating expenses	201,244	32,144	18,670	6,687	258,745	(21,548)	237,197

Operating income	¥10,555	¥6,563	¥2,516	¥1,185	¥20,819	¥(28)	¥20,791

Property and equipment, net	¥56,742	¥2,460	¥77	¥229	¥59,508	—	¥59,508
	(Millions of Yen)
Year ended March 31, 2012	Japan	United States	Europe	Asia/ Oceania	Total	Eliminations	Consolidated
Net revenues:
External Customers	¥208,641	¥35,955	¥14,561	¥6,601	¥265,758	—	¥265,758
Intersegment	12,557	3,706	512	234	17,009	¥(17,009)	—

Total	221,198	39,661	15,073	6,835	282,767	(17,009)	265,758
Operating expenses	189,256	32,277	14,149	6,234	241,916	(17,108)	224,808

Operating income	¥31,942	¥7,384	¥924	¥601	¥40,851	¥99	¥40,950

Property and equipment, net	¥57,815	¥4,191	¥56	¥189	¥62,251	—	¥62,251

	(Thousands of U.S. Dollars)
Year ended March 31, 2012	Japan	United States	Europe	Asia/ Oceania	Total	Eliminations	Consolidated
Net revenues:
External Customers	$2,538,520	$437,462	$177,163	$80,314	$3,233,459	—	$3,233,459
Intersegment	152,780	45,091	6,229	2,847	206,947	$(206,947)	—

Total	2,691,300	482,553	183,392	83,161	3,440,406	(206,947)	3,233,459
Operating expenses	2,302,664	392,712	172,150	75,849	2,943,375	(208,152)	2,735,223

Operating income	$388,636	$89,841	$11,242	$7,312	$497,031	$1,205	$498,236

Property and equipment, net	$703,431	$50,992	$681	$2,299	$757,403	—	$757,403

For the purpose of presenting its operations in geographic areas above, KONAMI attributes revenues from external customers to individual countries in each area based on where the Company and its subsidiaries sold products or rendered services, and attributes assets based on where assets are located.

As further described in Note 8, non-cash restructuring and impairment charges of ¥1,950 million was included in the operating expenses of Japan for the years ended March 31, 2010.

As further described in Note 9, non-cash earthquake related impairment charges and expenses of ¥4,429 million was included in the operating expenses of Japan for the year ended March 31, 2011. In addition, gain on bargain purchase of ¥2,543 million was included in the operating expenses of Japan.